UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Chase Growth Fund
Class N | CHASX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2025, the Fund outperformed the S&P 500 Index and underperformed the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector and an underweight position in the technology sector detracted from performance. In addition, cash held in the Fund during a strong upward move in the market weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials and technology sectors.
POSITIONING
We tactically increased our weightings in the communication services and energy sectors while reducing our weightings in the consumer discretionary and health care sectors. We eliminated our positions in Apple Inc. and T-Mobile US Inc. while initiating positions in Capital One Financial Corp. and AbbVie Inc.

Top Contributors
Celestica Inc.
Alphabet Inc. Class A
Nvidia Corp.
Bank of New York Mellon Corp.
EBAY Inc.

Top Detractors
Twilio Inc.
Carpenter Technology Corp.
Kirby Corp.
HCA Healthcare Inc.
Equitable Holdings Inc.
PERFORMANCE
As noted above, for the past 12 months, the Fund has outperformed the S&P 500 Index while underperforming the Lipper Multi-Cap Growth Funds Index. It (CHASX) gained 19.73% over the period, compared to gains of 17.60% for the S&P 500 Index and 23.15% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
Chase Growth Fund	PAGE 1	TSR-AR-007989809

It was a tale of two halves during the past 12 months. In the first six-month period, the S&P 500 Index was down -1.97%, with financials, energy, and consumer staples stocks all posting positive returns, while  technology stocks were the second-worst performing sector. The S&P 500 Index posted a return of 19.96% over the last six-month period, with  technology, communication services, and consumer discretionary stocks leading the way, while consumer staples, energy, and health care stocks were down during that time.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data will continue to result in lowered interest rates by Federal Reserve bankers. Markets are likely to remain concerned about both the level of turmoil globally and the uncertain short-term and long-term effects of the current administration’s tariff policy.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Class N	19.73	16.39	14.09
S&P 500 TR	17.60	16.47	15.30
Lipper Multi-Cap Growth Fund Index	23.15	11.99	14.79
Visit https://chasegrowthfund.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$93,154,515
Number of Holdings	38
Net Advisory Fee	$530,330
Portfolio Turnover	107%
Chase Growth Fund	PAGE 2	TSR-AR-007989809

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Celestica, Inc.	6.2%
NVIDIA Corp.	5.9%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Bank of New York Mellon Corp.	4.0%
Broadcom, Inc.	3.7%
Goldman Sachs Group, Inc.	3.6%
eBay, Inc.	3.6%
Howmet Aerospace, Inc.	3.3%
AbbVie, Inc.	3.2%

Top Sectors	(%)
Information Technology	25.4%
Financials	18.7%
Communication Services	13.1%
Industrials	12.1%
Consumer Discretionary	7.9%
Health Care	6.4%
Energy	3.5%
Consumer Staples	3.3%
Utilities	2.8%
Cash & Other	6.8%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 3	TSR-AR-007989809

Chase Growth Fund
Institutional Class | CHAIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2025, the Fund outperformed the S&P 500 Index and underperformed the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector and an underweight position in the technology sector detracted from performance. In addition, cash held in the Fund during a strong upward move in the market weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials and technology sectors.
POSITIONING
We tactically increased our weightings in the communication services and energy sectors while reducing our weightings in the consumer discretionary and health care sectors. We eliminated our positions in Apple Inc. and T-Mobile US Inc. while initiating positions in Capital One Financial Corp. and AbbVie Inc.

Top Contributors
Celestica Inc.
Alphabet Inc. Class A
Nvidia Corp.
Bank of New York Mellon Corp.
EBAY Inc.

Top Detractors
Twilio Inc.
Carpenter Technology Corp.
Kirby Corp.
HCA Healthcare Inc.
Equitable Holdings Inc.
PERFORMANCE
As noted above, for the past 12 months, the Fund has outperformed the S&P 500 Index while underperforming the Lipper Multi-Cap Growth Funds Index. It (CHAIX) gained 19.91% over the period, compared to gains of 17.60% for the S&P 500 Index and 23.15% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
Chase Growth Fund	PAGE 1	TSR-AR-007989395

It was a tale of two halves during the past 12 months. In the first six-month period, the S&P 500 Index was down -1.97%, with financials, energy, and consumer staples stocks all posting positive returns, while technology stocks were the second-worst performing sector. The S&P 500 Index posted a return of 19.96% over the last six-month period, with  technology, communication services, and consumer discretionary stocks leading the way, while consumer staples, energy, and health care stocks were down during that time.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data will continue to result in lowered interest rates by Federal Reserve bankers. Markets are likely to remain concerned about both the level of turmoil globally and the uncertain short-term and long-term effects of the current administration’s tariff policy.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Institutional Class	19.91	16.52	14.22
S&P 500 TR	17.60	16.47	15.30
Lipper Multi-Cap Growth Fund Index	23.15	11.99	14.79
Visit https://chasegrowthfund.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$93,154,515
Number of Holdings	38
Net Advisory Fee	$530,330
Portfolio Turnover	107%
Chase Growth Fund	PAGE 2	TSR-AR-007989395

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Celestica, Inc.	6.2%
NVIDIA Corp.	5.9%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Bank of New York Mellon Corp.	4.0%
Broadcom, Inc.	3.7%
Goldman Sachs Group, Inc.	3.6%
eBay, Inc.	3.6%
Howmet Aerospace, Inc.	3.3%
AbbVie, Inc.	3.2%

Top Sectors	(%)
Information Technology	25.4%
Financials	18.7%
Communication Services	13.1%
Industrials	12.1%
Consumer Discretionary	7.9%
Health Care	6.4%
Energy	3.5%
Consumer Staples	3.3%
Utilities	2.8%
Cash & Other	6.8%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 3	TSR-AR-007989395

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$19,000	$19,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Chase Growth Fund
Annual Financial Statements and Additional Information
September 30, 2025

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 97.1%
Asset Management - 2.6%
Equitable Holdings, Inc.	47,412	$2,407,581
Brokerage - 1.7%
Houlihan Lokey, Inc.	7,634	1,567,413
Computer - Networking - 2.7%
F5, Inc.(a)	7,648	2,471,757
Computer Software - 1.7%
Gen Digital, Inc.	56,545	1,605,313
Computer Software - Gaming - 2.3%
Electronic Arts, Inc.	10,780	2,174,326
Contract Manufacturing - 6.2%
Celestica, Inc.(a)	23,313	5,743,857
Drugs-Proprietary - 3.2%
AbbVie, Inc.	12,825	2,969,500
Electrical Equipment - 3.1%
Vertiv Holdings Co. - Class A	19,378	2,923,365
Electronics - 1.4%
Sanmina Corp.(a)	11,626	1,338,269
Energy/Construction - 4.2%
API Group Corp.(a)	44,703	1,536,442
MasTec, Inc.(a)	11,183	2,379,854
		3,916,296
Energy/Integrated - 1.9%
Antero Midstream Corp.	92,858	1,805,160
Energy/Oil Service - 1.6%
TechnipFMC PLC	37,129	1,464,739
Energy/Solar - 1.4%
First Solar, Inc.(a)	5,922	1,305,979
Finance/Banks - 9.1%
Bank of New York Mellon Corp.	33,913	3,695,161
Goldman Sachs Group, Inc.	4,201	3,345,466
NatWest Group PLC(a)	101,862	1,441,347
		8,481,974
Financial Services - Diversified - 5.3%
American Express Co.	6,914	2,296,554
Capital One Financial Corp.	12,436	2,643,645
		4,940,199

The accompanying notes are an integral part of these financial statements.

1

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 1.6%
US Foods Holding Corp.(a)	19,196	$1,470,797
Health Care Distribution - 1.7%
McKesson Corp.	2,017	1,558,213
Health Care Services - 1.5%
Labcorp Holdings, Inc.	4,964	1,424,966
Internet Retail - 7.9%
Amazon.com, Inc.(a)	11,610	2,549,208
Booking Holdings, Inc.	273	1,474,001
eBay, Inc.	36,634	3,331,862
		7,355,071
Internet Software & Services - 9.4%
Alphabet, Inc. - Class A	18,442	4,483,250
Meta Platforms, Inc. - Class A	5,767	4,235,170
		8,718,420
Leisure Time - 1.4%
Spotify Technology SA(a)	1,871	1,305,958
Real Estate Operations - 1.5%
Jones Lang LaSalle, Inc.(a)	4,746	1,415,637
Retail - Discount - 1.7%
Dollar General Corp.	15,078	1,558,311
Semiconductors - 12.0%
Advanced Micro Devices, Inc.(a)	13,688	2,214,582
Broadcom, Inc.	10,573	3,488,138
NVIDIA Corp.	29,416	5,488,437
		11,191,157
Service Companies - 1.5%
VSE Corp.	8,129	1,351,365
Steel - 5.7%
Carpenter Technology Corp.	9,165	2,250,374
Howmet Aerospace, Inc.	15,685	3,077,868
		5,328,242
Utilities Electric/Gas - 2.8%
National Fuel Gas Co.	28,379	2,621,368
TOTAL COMMON STOCKS (Cost $54,686,306)		90,415,233

The accompanying notes are an integral part of these financial statements.

2

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
Invesco Treasury Portfolio - Institutional Class, 3.99%(b)	2,811,425	$2,811,425
TOTAL MONEY MARKET FUNDS (Cost $2,811,425)		2,811,425
TOTAL INVESTMENTS - 100.1% (Cost $57,497,731)		93,226,658
Liabilities in Excess of Other Assets - (0.1)%		(72,143)
TOTAL NET ASSETS - 100.0%		$93,154,515

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Chase Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments, at value	$93,226,658
Dividends receivable	26,267
Receivable for fund shares sold	5,300
Dividend tax reclaims receivable	2,800
Prepaid expenses and other assets	14,554
Total assets	93,275,579
LIABILITIES:
Payable to adviser	47,282
Payable for audit fees	23,089
Payable for fund administration and accounting fees	17,518
Payable for transfer agent fees and expenses	10,527
Payable for distribution and shareholder servicing fees	3,772
Payable for custodian fees	2,828
Payable for compliance fees	2,500
Payable for expenses and other liabilities	13,548
Total liabilities	121,064
NET ASSETS	$ 93,154,515
Net Assets Consists of:
Paid-in capital	$52,127,021
Total distributable earnings	41,027,494
Total net assets	$ 93,154,515
Class N
Net assets	$42,163,262
Shares issued and outstanding(a)	2,587,944
Net asset value per share	$16.29
Institutional Class
Net assets	$50,991,253
Shares issued and outstanding(a)	2,838,239
Net asset value per share	$17.97
Cost:
Investments, at cost	$57,497,731

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

CHASE GROWTH FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividend Income (net of dividend withholding taxes and issuance fees withheld of $4,173)	$ 842,925
Total investment income	842,925
EXPENSES:
Investment advisory fees (Note 4)	655,432
Fund administration and accounting fees (Note 4)	106,203
Transfer agent fees (Note 4)	68,969
Shareholder service costs - Class N Shares (Note 5)	45,057
Federal and state registration fees	35,428
Trustees’ fees	25,588
Audit fees	23,690
Custodian fees (Note 4)	17,735
Compliance fees (Note 4)	15,000
Reports to shareholders	12,387
Legal fees	10,093
Other expenses and fees	19,747
Total expenses	1,035,329
Less: fees waived by Adviser (Note 4)	(125,102)
Net expenses	910,227
Net investment loss	(67,302)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	6,955,931
Net change in unrealized appreciation/(depreciation) on:
Investments	8,493,589
Net realized and unrealized gain	15,449,520
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,382,218

The accompanying notes are an integral part of these financial statements.

5

Chase Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment loss	$(67,302)	$(228,728)
Net realized gain/(loss) from:
Investments	6,955,931	15,491,836
Foreign Currency	—	(70)
Net change in unrealized appreciation/(depreciation) on:
Investments	8,493,589	14,777,443
Foreign Currency	—	20
Net increase in net assets from operations	15,382,218	30,040,501
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class N	(7,459,597)	(1,867,577)
From earnings - Institutional Class	(7,313,464)	(1,800,078)
Total distributions to shareholders	(14,773,061)	(3,667,655)
CAPITAL TRANSACTIONS:
Shares sold - Class N	3,974,530	4,718,386
Shares issued in reinvestment of distributions - Class N	6,816,172	1,707,881
Shares redeemed - Class N	(10,485,088)	(8,025,939)
Redemption fees - Class N	—	17
Shares sold - Institutional Class	3,924,776	2,899,519
Shares issued in reinvestment of distributions - Institutional Class	6,877,433	1,669,565
Shares redeemed - Institutional Class	(5,796,087)	(4,614,054)
Redemption fees - Institutional Class	—	18
Net increase (decrease) in net assets from capital transactions	5,311,736	(1,644,642)
Net increase in net assets	5,920,893	24,728,204
NET ASSETS:
Beginning of the year	87,233,622	62,505,418
End of the year	$93,154,515	$87,233,622
SHARES TRANSACTIONS
Shares sold - Class N	255,658	314,823
Shares issued in reinvestment of distributions - Class N	464,317	141,969
Shares redeemed - Class N	(723,851)	(566,673)
Shares sold - Institutional Class	238,376	187,981
Shares issued in reinvestment of distributions - Institutional Class	425,321	128,034
Shares redeemed - Institutional Class	(375,327)	(303,907)
Total increase (decrease) in shares outstanding	284,494	(97,773)

The accompanying notes are an integral part of these financial statements.

6

CHASE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS N

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.28	$11.49	$10.45	$15.33	$13.21
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.05)	(0.03)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments(b)	2.92	5.56	1.64	(2.12)	3.21
Total from investment operations	2.90	5.51	1.61	(2.11)	3.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(2.89)	—	—	—	—
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(c)	—	0.00(a)(d)	0.00(a)(d)	0.00(a)(d)	0.00(a)(d)
Net asset value, end of year	$16.29	$16.28	$11.49	$10.45	$15.33
Total return	19.73%	50.12%	15.77%	−18.05%	25.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$42,163	$42,198	$31,044	$30,523	$41,715
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.24%	1.28%	1.35%	1.27%	1.26%
After expense reimbursement/recoupment	1.10%	1.10%	1.10%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets	(0.13)%	(0.35)%	(0.25)%	0.11%	(0.20)%
Portfolio turnover rate	107%	95%	122%	123%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	The Fund stopped collecting a redemption fee on January 28, 2024.
(d)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

7

CHASE GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.66	$12.40	$11.22	$16.26	$13.94
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.04)	(0.02)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.20	6.02	1.77	(2.30)	3.39
Total from investment operations	3.20	5.98	1.75	(2.27)	3.38
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(2.89)	—	—	—	—
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(d)	—	0.00(a)(e)	0.00(a)(e)	0.00(a)(e)	0.00(a)(e)
Net asset value, end of year	$17.97	$17.66	$12.40	$11.22	$16.26
Total return	19.91%	50.23%	15.94%	−17.99%	25.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$50,991	$45,036	$31,461	$28,260	$38,167
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.13%	1.17%	1.24%	1.17%	1.16%
After expense reimbursement/recoupment	0.99%	0.99%	0.99%	0.99%	1.04%
Ratio of net investment income (loss) to average net assets	(0.03)%	(0.24)%	(0.15)%	0.21%	(0.09)%
Portfolio turnover rate	107%	95%	122%	123%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	The Fund stopped collecting a redemption fee on January 28, 2024.
(e)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

8

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025
NOTE 1 – ORGANIZATION
The Chase Growth Fund (the “Fund”) is a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Fund is a diversified fund. The investment objective of the Growth Fund is growth of capital. The Fund offers Class N shares which commenced operations on December 2, 1997, and Institutional Class shares which commenced operations on January 29, 2007. Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class. Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.
All classes of the Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents. Institutional Class shares of the Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in the Fund exceeds $500,000.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

9

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2025, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Distributable Earnings	Paid-in Capital
$(938,727)	$938,727

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Fund no longer charged a 2% redemption fee to shareholders who redeemed shares held for 60 days or less. Such fees had been retained by the Fund and accounted for as an addition to paid-in capital.

G.
REITs: The Fund can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

10

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Chase Investment Counsel Corporation (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,415,233	$—	$—	$90,415,233
Money Market Funds	2,811,425	—	—	2,811,425
Total Investments	$93,226,658	$—	$—	$93,226,658

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.

11

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the firm’s Founder and Chairman Emeritus, Chairman of the Board, CEO, President, and Senior Vice President/Senior Portfolio Manager, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under the Fund’s investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended September 30, 2025, the advisory fees incurred by the Fund are disclosed in the statement of operations.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses, shareholder servicing fees or any other class-specific expenses) do not exceed 0.99% of the Fund’s average daily net assets through at least January 28, 2026. Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended September 30, 2025, the Adviser reduced its fees in the amount of $125,102. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates.

Expiration	Amount
9/30/26	$155,587
9/30/27	135,238
9/30/28	125,102
$415,927

12

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Fund’s custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2025, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund’s Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Class N shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended September 30, 2025, the shareholder servicing fees incurred under the Agreement by the Fund’s Class N shares are disclosed in the statement of operations.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $89,420,088 and $99,310,111, respectively. There were no purchases or sales of U.S. government securities.
NOTE 7 – LINE OF CREDIT
The Fund has an unsecured line of credit in the amount of $8,000,000, or 33 1/3% of unencumbered assets. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the year ended September 30, 2025, the Fund did not draw on its line of credit. At September 30, 2025, the Fund had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the years ended September 30, 2025 and September 30, 2024 was as follows:

	Year Ended September 30
Growth Fund	2025	2024
Ordinary income	$1,160,748	$137,178
Long-term capital gains	13,612,313	3,530,477

13

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
As of September 30, 2025, the components of capital on a tax basis were as follows:

Cost of investments(a)	$57,497,731
Gross unrealized appreciation	36,036,744
Gross unrealized depreciation	(307,817)
Net unrealized appreciation(a)	35,728,927
Net unrealized depreciation on currency	—
Undistributed ordinary income	—
Undistributed long-term capital gains	5,369,743
Total distributable earnings	5,369,743
Other accumulated gains/(losses)	(71,176)
Total accumulated earnings/(losses)	$41,027,494

(a)	The book-basis and tax-basis cost and net unrealized appreciation is the same.
(b)	At September 30, 2025, the Fund deferred, on a tax basis, ordinary late year losses of $71,176.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.

14

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of the Fund as of September 30, 2025:

Shareholder	Percent of Shares Held
Charles Schwab & Co.	36.48%

15

CHASE GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Chase Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Chase Growth Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operation for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

16

Chase Growth Fund
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the last six months of the year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/05/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/05/2025

* Print the name and title of each signing officer under his or her signature.